NET INCOME PER SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payment Arrangement, option
NET INCOME PER SHARE
Anti-dilutive shares excluded from the calculation of diluted net income per share	190,012	1,525,875	3,773,963